Summary of significant accounting policies (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Summary of significant accounting policies
Currency translation adjustment	¥ (16,453)	$ (2,582)	¥ (52,185)	¥ 14,685
Translation rate calculated for buying rate	6.3726	6.3726